Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Acquisition Costs
Schedule of deferred acquisition costs
	Years Ended December 31,
	2013	2012	2011
Beginning balance	$214	$229	$160
Costs deferred	135	462	397
Amortization	(248)	(477)	(328)
Ending balance	$101	$214	$229